INTANGIBLE ASSETS (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortization of Intangible Assets	$ 6,687	$ 4,410	$ 3,940